UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par		Value ($)
Bonds – 83.6%
Aerospace – 1.6%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$92,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		188,000	109,510
TransDigm Group, Inc., 7.75%, 2014		65,000	63,846
Vought Aircraft Industries, Inc., 8%, 2011		440,000	415,800

			$681,656

Airlines – 1.0%
American Airlines, Inc., 10.375%, 2019		$70,000	$70,525
AMR Corp., 7.858%, 2013		155,000	144,150
Continental Airlines, Inc., 7.339%, 2014		322,000	231,840

			$446,515

Apparel Manufacturers – 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)		$395,000	$40

Asset Backed & Securitized – 4.1%
Anthracite Ltd., CDO, 6%, 2037 (z)		$450,000	$36,000
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		79,804	50,965
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		332,318	183,720
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049		150,000	113,696
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		77,897	47,275
Banc of America Commercial Mortgage, Inc., FRN, 6.208%, 2051 (z)		328,951	24,314
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049		220,000	39,714
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		72,952	43,356
CWCapital LLC, 5.223%, 2048		40,000	31,507
Falcon Franchise Loan LLC, FRN, 4%, 2025 (i)(z)		419,562	29,957
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		230,909	139,314
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		157,602	88,833
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		240,000	205,267
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049		142,189	34,550
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049		217,049	48,817
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049		595,809	112,004
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		95,000	20,191
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		95,000	23,661
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		249,789	147,084
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		145,000	105,589
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		64,000	33,794
Morgan Stanley Capital I, Inc., FRN, 1.275%, 2039 (i)(z)		628,043	12,310
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		225,000	23
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047		142,497	23,268
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		89,972	13,027
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		251,812	143,673

			$1,751,958

Automotive – 4.3%
Allison Transmission, Inc., 11%, 2015 (n)		$600,000	$546,000
FCE Bank PLC, 7.125%, 2012	EUR	350,000	446,475
Ford Motor Credit Co. LLC, 9.75%, 2010		$285,000	283,668
Ford Motor Credit Co. LLC, 7.5%, 2012		100,000	92,296
Ford Motor Credit Co. LLC, 12%, 2015		335,000	341,520
Goodyear Tire & Rubber Co., 10.5%, 2016		105,000	112,613

			$1,822,572

Broadcasting – 4.7%
Allbritton Communications Co., 7.75%, 2012		$350,000	$290,500
Bonten Media Acquisition Co., 9.75%, 2015 (p)(z)		173,043	45,453
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		130,000	16,900

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Clear Channel Communications, Inc., 10.75%, 2016	$70,000	$21,175
Intelsat Jackson Holdings Ltd., 9.5%, 2016	190,000	196,650
Lamar Media Corp., 6.625%, 2015	185,000	162,800
Lamar Media Corp., “C”, 6.625%, 2015	130,000	111,800
LBI Media Holdings, Inc., 11%, 2013	875,000	422,188
LBI Media, Inc., 8.5%, 2017 (z)	90,000	47,250
LIN TV Corp., 6.5%, 2013	380,000	286,900
Local TV Finance LLC, 10%, 2015 (p)(z)	220,500	45,999
Newport Television LLC, 13%, 2017 (n)(p)	295,000	37,326
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	209,424	73,246
Nexstar Broadcasting Group, Inc., 7%, 2014	69,000	26,996
Univision Communications, Inc., 12%, 2014 (n)	20,000	21,300
Univision Communications, Inc., 9.75%, 2015 (n)(p)	330,000	205,975
Young Broadcasting, Inc., 8.75%, 2014 (d)	405,000	405

		$2,012,863

Brokerage & Asset Managers – 0.8%
Janus Capital Group, Inc., 6.95%, 2017	$205,000	$183,162
Nuveen Investments, Inc., 10.5%, 2015 (n)	210,000	149,100

		$332,262

Building – 1.8%
Associated Materials, Inc., 9.75%, 2012	$75,000	$64,594
Associated Materials, Inc., 11.25%, 2014	230,000	97,750
Building Materials Corp. of America, 7.75%, 2014	170,000	156,613
Nortek, Inc., 10%, 2013	160,000	141,200
Nortek, Inc., 8.5%, 2014	205,000	73,800
Owens Corning, 9%, 2019	90,000	93,247
Ply Gem Industries, Inc., 11.75%, 2013	165,000	124,575
USG Corp., 9.75%, 2014 (z)	10,000	10,200

		$761,979

Business Services – 2.0%
First Data Corp., 9.875%, 2015	$335,000	$282,656
Iron Mountain, Inc., 6.625%, 2016	140,000	129,325
SunGard Data Systems, Inc., 9.125%, 2013	45,000	45,900
SunGard Data Systems, Inc., 10.25%, 2015	325,000	333,125
Terremark Worldwide, Inc., 12%, 2017 (n)	55,000	55,550

		$846,556

Cable TV – 4.4%
CCO Holdings LLC, 8.75%, 2013	$305,000	$304,238
Charter Communications, Inc., 10.375%, 2014 (n)	105,000	104,738
Charter Communications, Inc., 10.875%, 2049 (n)	70,000	75,600
CSC Holdings, Inc., 8.5%, 2014 (n)	50,000	51,500
CSC Holdings, Inc., 8.5%, 2015 (n)	165,000	169,950
DirectTV Holdings LLC, 7.625%, 2016	420,000	425,250
Mediacom LLC, 9.5%, 2013	305,000	303,475
Videotron LTEE, 6.875%, 2014	45,000	44,100
Virgin Media Finance PLC, 9.5%, 2016	100,000	102,500
Virgin Media, Inc., 9.125%, 2016	303,000	306,030

		$1,887,381

Chemicals – 3.0%
Dow Chemical Co., 8.55%, 2019	$130,000	$142,622
Innophos Holdings, Inc., 8.875%, 2014	375,000	356,250
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	505,975
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	123,000	120,540
Momentive Performance Materials, Inc., 11.5%, 2016	127,000	63,500

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Nalco Co., 8.875%, 2013	$95,000	$98,325

		$1,287,212

Construction – 0.2%
Lennar Corp., 12.25%, 2017 (n)	$60,000	$67,200

Consumer Products – 0.7%
ACCO Brands Corp., 7.625%, 2015	$60,000	$43,500
Jarden Corp., 7.5%, 2017	235,000	225,600
Visant Holding Corp., 8.75%, 2013	40,000	40,200

		$309,300

Consumer Services – 2.5%
GEO Group, Inc., 8.25%, 2013	$165,000	$162,525
KAR Holdings, Inc., 10%, 2015	280,000	246,400
KAR Holdings, Inc., FRN, 5.027%, 2014	75,000	60,750
Service Corp. International, 7%, 2017	440,000	409,200
Ticketmaster Entertainment, Inc., 10.75%, 2016	185,000	172,050

		$1,050,925

Containers – 0.7%
Graham Packaging Holdings Co., 9.875%, 2014	$305,000	$292,038

Electronics – 0.8%
Avago Technologies Ltd., 11.875%, 2015	$105,000	$109,200
Freescale Semiconductor, Inc., 8.875%, 2014	165,000	110,550
Spansion, Inc., 11.25%, 2016 (d)(n)	175,000	116,375

		$336,125

Emerging Market Quasi-Sovereign – 0.4%
OAO Gazprom, 9.625%, 2013	$60,000	$64,350
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	121,025

		$185,375

Emerging Market Sovereign – 0.3%
Republic of Argentina, 7%, 2011	$167,000	$124,465

Energy - Independent – 6.2%
Berry Petroleum Co., 10.25%, 2014	$85,000	$88,825
Chaparral Energy, Inc., 8.875%, 2017	165,000	102,300
Chesapeake Energy Corp., 9.5%, 2015	5,000	5,306
Chesapeake Energy Corp., 6.375%, 2015	415,000	386,988
Forest Oil Corp., 8.5%, 2014 (n)	110,000	111,650
Forest Oil Corp., 7.25%, 2019	75,000	71,344
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	147,200
Mariner Energy, Inc., 8%, 2017	225,000	195,750
McMoRan Exploration Co., 11.875%, 2014	190,000	174,325
Newfield Exploration Co., 6.625%, 2016	50,000	48,250
OPTI Canada, Inc., 8.25%, 2014	240,000	158,400
Penn Virginia Corp., 10.375%, 2016	160,000	170,600
Petrohawk Energy Corp., 10.5%, 2014 (n)	90,000	96,300
Plains Exploration & Production Co., 7%, 2017	265,000	251,088
Quicksilver Resources, Inc., 8.25%, 2015	105,000	100,800
Quicksilver Resources, Inc., 7.125%, 2016	180,000	151,200
Range Resources Corp., 8%, 2019	145,000	147,538
SandRidge Energy, Inc., 9.875%, 2016 (n)	40,000	40,400
SandRidge Energy, Inc., 8%, 2018 (n)	225,000	204,750

		$2,653,014

Entertainment – 1.0%
AMC Entertainment, Inc., 11%, 2016	$155,000	$156,550

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
AMC Entertainment, Inc., 8.75%, 2019 (n)	$200,000	$197,000
Cinemark USA, Inc., 8.625%, 2019 (n)	50,000	51,750

		$405,300

Financial Institutions – 1.7%
GMAC LLC, 6.875%, 2011 (n)	$438,000	$404,055
GMAC LLC, 7%, 2012 (n)	80,000	72,400
GMAC LLC, 6.75%, 2014 (n)	125,000	107,500
GMAC LLC, 8%, 2031 (n)	139,000	106,335
International Lease Finance Corp., 5.625%, 2013	65,000	45,361

		$735,651

Food & Beverages – 0.6%
ARAMARK Corp., 8.5%, 2015	$105,000	$105,788
Dean Foods Co., 7%, 2016	150,000	141,375

		$247,163

Forest & Paper Products – 2.4%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)	$130,000	$12,350
Cellu Tissue Holdings, Inc., 11.5%, 2014 (z)	175,000	175,000
Georgia-Pacific Corp., 7.125%, 2017 (n)	115,000	112,125
Georgia-Pacific Corp., 8%, 2024	75,000	66,938
Graphic Packaging International Corp., 9.5%, 2013	185,000	184,306
Jefferson Smurfit Corp., 8.25%, 2012 (d)	335,000	169,175
JSG Funding PLC, 7.75%, 2015	30,000	24,450
Millar Western Forest Products Ltd., 7.75%, 2013	470,000	230,300
Smurfit-Stone Container Corp., 8%, 2017 (d)	61,000	30,653

		$1,005,297

Gaming & Lodging – 5.8%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$65,000	$66,950
Boyd Gaming Corp., 6.75%, 2014	225,000	200,813
Firekeepers Development Authority, 13.875%, 2015 (n)	190,000	190,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	290,000	8,700
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	100,000	101,250
Harrah’s Operating Co., Inc., 10%, 2018 (n)	66,000	46,200
Harrah’s Operating Co., Inc., 10%, 2018 (n)	355,000	248,500
Host Hotels & Resorts, Inc., 7.125%, 2013	75,000	72,750
Host Hotels & Resorts, Inc., 6.75%, 2016	75,000	69,563
Host Hotels & Resorts, Inc., 9%, 2017 (n)	65,000	65,488
MGM Mirage, 6.75%, 2013	245,000	186,813
MGM Mirage, 10.375%, 2014 (n)	20,000	21,450
MGM Mirage, 7.5%, 2016	130,000	94,900
MGM Mirage, 11.125%, 2017 (n)	60,000	66,000
MTR Gaming Group, Inc., 9%, 2012	80,000	58,800
Newland International Properties Corp., 9.5%, 2014 (n)	156,000	104,520
Pinnacle Entertainment, Inc., 7.5%, 2015	450,000	399,375
Royal Caribbean Cruises Ltd., 7%, 2013	95,000	85,025
Royal Caribbean Cruises Ltd., 11.875%, 2015	60,000	61,800
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	40,000	40,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	55,000	49,500
Station Casinos, Inc., 6%, 2012 (d)	208,000	62,400
Station Casinos, Inc., 6.5%, 2014 (d)	345,000	5,175
Station Casinos, Inc., 6.875%, 2016 (d)	565,000	8,475
Station Casinos, Inc., 7.75%, 2016 (d)	72,000	21,600
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	88,000	11,440
Wyndham Worldwide Corp., 6%, 2016	150,000	127,164

		$2,474,651

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – 0.8%
Baldor Electric Co., 8.625%, 2017		$105,000	$105,263
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	91,290
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$140,000	142,100

			$338,653

Insurance - Property & Casualty – 0.5%
USI Holdings Corp., 9.75%, 2015 (z)		$310,000	$227,850

Major Banks – 1.1%
Bank of America Corp., 8% to 2018, FRN to 2059		$160,000	$136,846
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		335,000	318,421

			$455,267

Medical & Health Technology & Services – 6.8%
Accellent, Inc., 10.5%, 2013		$180,000	$166,050
Biomet, Inc., 10%, 2017		65,000	70,363
Biomet, Inc., 11.625%, 2017		355,000	385,175
Community Health Systems, Inc., 8.875%, 2015		325,000	334,750
DaVita, Inc., 6.625%, 2013		71,000	69,758
DaVita, Inc., 7.25%, 2015		193,000	189,140
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		120,000	129,600
HCA, Inc., 9%, 2014		320,000	299,200
HCA, Inc., 6.375%, 2015		200,000	177,000
HCA, Inc., 9.25%, 2016		115,000	119,888
HCA, Inc., 8.5%, 2019 (n)		100,000	102,500
Psychiatric Solutions, Inc., 7.75%, 2015		160,000	151,600
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		35,000	32,288
Surgical Care Affiliates, Inc., 10%, 2017 (n)		185,000	131,350
U.S. Oncology, Inc., 10.75%, 2014		165,000	163,350
Universal Hospital Services, Inc., 8.5%, 2015 (p)		185,000	179,450
Universal Hospital Services, Inc., FRN, 4.635%, 2015		35,000	29,400
VWR Funding, Inc., 11.25%, 2015 (p)		180,000	157,275

			$2,888,137

Metals & Mining – 1.7%
FMG Finance Ltd., 10.625%, 2016 (n)		$225,000	$232,313
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		90,000	95,400
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015		180,000	173,135
Peabody Energy Corp., 7.375%, 2016		205,000	206,025

			$706,873

Natural Gas - Distribution – 0.5%
Inergy LP, 6.875%, 2014		$215,000	$203,175

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015		$145,000	$118,900
Atlas Pipeline Partners LP, 8.75%, 2018		145,000	116,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		180,000	177,521
El Paso Corp., 8.25%, 2016		75,000	76,500
El Paso Corp., 7.25%, 2018		140,000	135,989
MarkWest Energy Partners LP, 6.875%, 2014 (n)		120,000	105,600
MarkWest Energy Partners LP, 8.75%, 2018		30,000	27,900

			$758,410

Network & Telecom – 2.6%
Cincinnati Bell, Inc., 8.375%, 2014		$280,000	$277,200
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		185,000	187,775
Qwest Communications International, Inc., 7.25%, 2011		220,000	217,800
Qwest Communications International, Inc., 7.25%, 2011		140,000	139,300
Qwest Corp., 8.875%, 2012		60,000	62,250

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Qwest Corp., 8.375%, 2016 (n)	$60,000	$61,500
Windstream Corp., 8.625%, 2016	165,000	167,475

		$1,113,300

Other Banks & Diversified Financials – 0.2%
CenterCredit International B.V., 8.625%, 2014	$100,000	$72,000

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., 9.75%, 2014 (n)	$60,000	$66,750
Teck Resources Ltd., 10.75%, 2019 (n)	205,000	238,569

		$305,319

Printing & Publishing – 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$20,743	$9,910
American Media Operations, Inc., 14%, 2013 (p)(z)	216,575	100,641
Dex Media West LLC, 9.875%, 2013 (d)	394,000	72,890
Idearc, Inc., 8%, 2016 (d)	218,000	9,538
Morris Publishing, 7%, 2013 (d)	220,000	15,400
Nielsen Finance LLC, 10%, 2014	190,000	190,950
Nielsen Finance LLC, 11.5%, 2016	95,000	99,513
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	141,000	102,578
Quebecor World, Inc., 6.125%, 2013 (d)	175,000	14,875
Tribune Co., 5.25%, 2015 (d)	125,000	7,031

		$623,326

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$60,000	$58,200

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$120,000	$120,600

Retailers – 2.8%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$54,931
Dollar General Corp., 11.875%, 2017 (p)	90,000	100,800
General Nutrition Centers, Inc., FRN, 6.403%, 2014 (p)	210,000	185,325
Limited Brands, Inc., 5.25%, 2014	115,000	99,055
Macy’s Retail Holdings, Inc., 5.35%, 2012	50,000	49,037
Macy’s Retail Holdings, Inc., 5.75%, 2014	120,000	110,891
Neiman Marcus Group, Inc., 10.375%, 2015	110,000	79,200
Rite Aid Corp., 9.75%, 2016 (n)	95,000	100,225
Rite Aid Corp., 7.5%, 2017	80,000	68,400
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	236,900
Toys “R” Us, Inc., 10.75%, 2017 (z)	115,000	117,875

		$1,202,639

Specialty Chemicals – 0.4%
Ashland, Inc., 9.125%, 2017 (n)	$170,000	$179,350

Specialty Stores – 0.5%
Michaels Stores, Inc., 10%, 2014	$25,000	$23,500
Payless ShoeSource, Inc., 8.25%, 2013	215,000	208,550

		$232,050

Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016	$80,000	$79,400

Telecommunications - Wireless – 2.9%
Cricket Communications, Inc., 7.75%, 2016 (n)	$95,000	$94,525
Crown Castle International Corp., 9%, 2015	80,000	84,500
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	61,200
MetroPCS Wireless, Inc., 9.25%, 2014	225,000	232,875
Nextel Communications, Inc., 6.875%, 2013	260,000	237,250

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Telecommunications - Wireless – continued
SBA Telecommunications, Inc., 8.25%, 2019 (z)		$35,000	$35,525
Sprint Nextel Corp., 8.375%, 2012		115,000	116,438
Sprint Nextel Corp., 8.75%, 2032		65,000	55,981
Wind Acquisition Finance S.A., 10.75%, 2015 (z)		300,000	318,000

			$1,236,294

Telephone Services – 0.3%
Frontier Communications Corp., 8.25%, 2014		$115,000	$116,438

Tobacco – 0.5%
Alliance One International, Inc., 10%, 2016 (n)		$90,000	$88,650
Altria Group, Inc., 9.7%, 2018		105,000	127,681

			$216,331

Transportation - Services – 0.9%
Commercial Barge Line Co., 12.5%, 2017 (z)		$90,000	$86,175
Eurocar Groupe S.A., FRN, 4.781%, 2013 (n)	EUR	140,000	141,675
Hertz Corp., 8.875%, 2014		$175,000	168,438

			$396,288

Utilities - Electric Power – 5.5%
AES Corp., 8%, 2017		$285,000	$279,300
Calpine Corp., 8%, 2016 (n)		125,000	125,625
Dynegy Holdings, Inc., 7.5%, 2015		175,000	153,125
Dynegy Holdings, Inc., 7.75%, 2019		155,000	123,419
Edison Mission Energy, 7%, 2017		50,000	39,813
Mirant Americas Generation LLC, 8.5%, 2021		750,000	633,750
NGC Corp. Capital Trust, 8.316%, 2027		275,000	134,750
NRG Energy, Inc., 7.375%, 2016		495,000	478,913
Texas Competitive Electric Holdings LLC, 10.25%, 2015		500,000	392,500

			$2,361,195

Total Bonds			$35,608,593

Floating Rate Loans (g)(r) – 6.2%
Aerospace – 0.6%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.6%, 2014		$15,994	$10,806
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.39%, 2014		335,577	226,724

			$237,530

Automotive – 1.3%
Accuride Corp., Term Loan, 3%, 2012		$22,909	$20,961
Federal-Mogul Corp., Term Loan B, 2.24%, 2014		191,621	144,435
Ford Motor Co., Term Loan B, 3.49%, 2013		443,607	376,081
Mark IV Industries, Inc., Second Lien Term Loan, 11.14%, 2011 (d)		267,279	2,840

			$544,317

Broadcasting – 0.4%
Gray Television, Inc., Term Loan, 3.81%, 2014		$84,674	$53,186
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)		70,034	33,916
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)		189,973	92,001

			$179,103

Building – 0.3%
Building Materials Holding Corp., Term Loan, 3.06%, 2014		$23,927	$21,405
Roofing Supply Group, Inc., Term Loan, 7.24%, 2013 (p)		148,472	114,323

			$135,728

Business Services – 0.8%
First Data Corp., Term Loan B-1, 3.03%, 2014		$389,073	$326,821

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014		$106,533	$99,421

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.06%, 2013	$76,677	$56,385

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$450,000	$76,500
MGM Mirage, Term Loan, 2011 (o)	52,002	42,714

		$119,214

Printing & Publishing – 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$292,517	$110,608

Retailers – 0.1%
Toys “R” Us, Inc., Term Loan B, 4.54%, 2012	$55,680	$53,472

Specialty Chemicals – 0.3%
LyondellBasell, DIP Term Loan, 9.17%, 2009 (q)	$28,075	$28,999
LyondellBasell, DIP Term Loan B-3, 5.81%, 2014	28,048	23,537
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.78%, 2014 (o)	3,416	1,473
LyondellBasell, Dutch Tranche Term Loan, 3.78%, 2013 (o)	7,934	3,422
LyondellBasell, German Tranche Term Loan B-1, 4.03%, 2014 (o)	9,806	4,229
LyondellBasell, German Tranche Term Loan B-2, 4.03%, 2014 (o)	9,806	4,229
LyondellBasell, German Tranche Term Loan B-3, 4.03%, 2014 (o)	9,807	4,229
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.78%, 2014 (o)	12,808	5,524
LyondellBasell, U.S. Tranche Term Loan, 3.78%, 2014 (o)	24,406	10,525
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	42,540	18,345
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	42,540	18,346
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	42,540	18,346

		$141,204

Specialty Stores – 0.4%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$203,553	$166,986

Utilities - Electric Power – 1.1%
Calpine Corp., Term Loan, 3.48%, 2014	$147,780	$135,588
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.8%, 2014	416,009	319,092

		$454,680

Total Floating Rate Loans		$2,625,469

Common Stocks – 6.2%
Biotechnology – 0.6%
Amgen, Inc. (a)	4,400	$274,164

Cable TV – 1.1%
Cablevision Systems Corp., “A”	11,000	$225,170
Comcast Corp., “A”	15,700	233,302
Time Warner Cable, Inc.	766	25,324

		$483,796

Construction – 1.7%
D.R. Horton, Inc.	18,300	$212,097
Masco Corp.	36,400	507,052

		$719,149

Containers – 0.2%
Owens-Illinois, Inc. (a)	2,600	$88,244

Energy - Independent – 0.1%
SandRidge Energy, Inc. (a)	2,090	$19,542

Energy - Integrated – 0.5%
Chevron Corp.	3,200	$222,304

Gaming & Lodging – 0.2%
Pinnacle Entertainment, Inc. (a)	9,300	$93,279

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.6%
Boston Scientific Corp. (a)	18,000	$193,320
Pall Corp.	2,100	63,168

		$256,488

Printing & Publishing – 0.0%
American Media, Inc.	3,970	$5,320
Golden Books Family Entertainment, Inc. (a)	53,266	0

		$5,320

Telephone Services – 0.2%
Adelphia Business Solutions, Inc. (a)	40,000	$0
Windstream Corp.	7,900	69,283

		$69,283

Utilities - Electric Power – 1.0%
Dynegy, Inc., “A” (a)	38,000	$76,380
NRG Energy, Inc. (a)	12,534	341,050

		$417,430

Total Common Stocks		$2,648,999

Preferred Stocks – 0.9%
Broadcasting – 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	795	$20,885

Financial Institutions – 0.1%
Preferred Blocker, Inc., 7% (z)	93	$42,824

Major Banks – 0.8%
Bank of America Corp., 8.625%	15,100	$343,072

Total Preferred Stocks		$406,781

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	819,764	$819,764

Total Investments		$42,109,606

Other Assets, Less Liabilities – 1.2%		504,858

Net Assets – 100.0%		$42,614,464

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield, not a coupon rate.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,851,939, representing 16.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	$13,264	$9,910
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	117,294	100,641
Anthracite Ltd., CDO, 6%, 2037	5/14/02	385,294	36,000
Banc of America Commercial Mortgage, Inc., FRN, 6.208%, 2051	6/19/08	241,386	24,314
Bonten Media Acquisition Co., 9.75%, 2015	5/22/07 - 5/15/09	173,494	45,453
Cellu Tissue Holdings, Inc., 11.5%, 2014	5/19/09	168,798	175,000
Commercial Barge Line Co., 12.5%, 2017	6/01/09	85,685	86,175
Falcon Franchise Loan LLC, FRN, 4%, 2025	1/29/03	46,682	29,957
LBI Media, Inc., 8.5%, 2017	7/18/07	88,515	47,250
Local TV Finance LLC, 10%, 2015	11/09/07 - 6/01/09	213,438	45,999
Morgan Stanley Capital I, Inc., FRN, 1.275%, 2039	6/20/04	19,343	12,310
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	71,610	42,824
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	236,250	23
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	187,000	19
SBA Telecommunications, Inc., 8.25%, 2019	7/21/09	34,703	35,525
Toys “R” Us, Inc., 10.75%, 2017	7/01/09	112,024	117,875
USG Corp., 9.75%, 2014	7/30/09	9,809	10,200
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	296,415	227,850
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 3/19/08	307,200	318,000

Total Restricted Securities			$1,365,355
% of Net Assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,986,751	$42,824	$26,205	$3,055,780
Non-U.S. Sovereign Debt	—	309,840	—	309,840
Corporate Bonds	—	30,013,201	—	30,013,201
Commercial Mortgage-Backed Securities	—	1,715,886	—	1,715,886
Floating Rate Loans	—	2,625,469	—	2,625,469
Asset-Backed Securities (including CDOs)	—	36,072	—	36,072
Foreign Bonds	—	3,356,073	—	3,356,073
Other Fixed Income Securities	—	177,521	—	177,521
Mutual Funds	819,764	—	—	819,764

Total Investments	$3,806,515	$38,276,886	$26,205	$42,109,606

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(7,281)	$—	$(7,281)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation	(149,536)
Net purchases (sales)	8,496
Transfers in and/or out of Level 3	167,245

Balance as of 7/31/09	$26,205

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$52,155,205

Gross unrealized appreciation	$1,511,798
Gross unrealized depreciation	(11,557,397)

Net unrealized appreciation (depreciation)	$(10,045,599)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/09 - continued

(3) Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	HSBC Bank	132,000	9/17/09	$185,916	$188,152	$(2,236)
SELL	EUR	UBS AG	308,838	9/17/09	435,171	440,216	(5,045)

							$(7,281)

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	8,479,757	(7,659,993)	819,764

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$2,080	$819,764

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.